Income Tax (Benefits) Expenses - Reconciliation between Income Tax Expenses Computed by Applying PRC Enterprise Tax Rate Before Income Taxes and Actual Provision (Details)
¥ in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Income Tax Disclosure [Abstract]
Income from operations in the PRC	¥ 93,910		¥ 106,868	¥ 13,546
Income (loss) from overseas entities	(4,499)		1,090	466
Income before income tax benefits (expenses)	89,411	$ 13,004	107,958	14,012
Tax expense at PRC enterprise income tax rate of 25%	22,353		26,990	3,503
Income tax on tax holiday	(9,632)		(10,989)	(1,414)
Tax effect of permanence differences	(7,871)		(2,640)	(1,187)
Effect of income tax rate change				3,179
Change in valuation allowance	602		760	(7,756)
Effect of share-based compensation	17,492		873	1,587
Effect of income tax in jurisdictions other than the PRC	1,117		(276)	(159)
Income tax (benefits) expenses	¥ 24,061	$ 3,500	¥ 14,718	¥ (2,247)